Consolidated Statements of Comprehensive Income - USD ($)	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Net income	$ (68,427,000)	$ (43,053,000)	$ 25,064,000	$ (2,156,000)	$ 125,000
Unrealized (loss) gain on interest rate swap agreement, net of taxes of ($15), ($16), $(23) and $22, respectively	(40,000)	(18,000)	(103,000)	(36,000)	58,000
Other Comprehensive Income (Loss), Net of Tax	372,000	(672,000)	139,000	(563,000)	737,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(104,094,000)	(43,725,000)	27,293,000	(2,719,000)	872,000
Foreign currency translation adjustment	(412,000)	654,000	(242,000)	527,000	(679,000)
Comprehensive income	(68,183,000)	(43,725,000)	25,378,000	(2,719,000)	872,000
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	$ 35,911,000	$ 0	$ (1,915,000)	0	0
AOCI Attributable to Parent [Member]
Other Comprehensive Income (Loss), Net of Tax				$ (563,000)	$ 737,000